Share-Based Compensation (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 £ / shares
2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of shares authorized for issuance				52,696,461
Class of warrants or rights excercised during the period shares issued		1,700,000
Share based compensation by share based award number of shares available for grant						18,750,000
Share based compensation by share based award options granted during the period shares		15,750,000
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares					£ 0.0001		£ 0
Share based compensation by share based award options granted subject to additional vesting condition in addition to service period		2,500,000
Share based compensation by share based award options granted subject to additional vesting condition in addition to service period term of vesting		3 years
Share based compensation by share based award weighted average fair value of options granted during the period | $ / shares		$ 1.2
Share based compensation by share based award aggregate fair value of options vested during the period | $		$ 6,982,500
Number of share options Exercised		0
Share based compensation by share based award cost not yet recognized amount | $						$ 11,600,000
Share based compensation by share based award cost not yet recognized period for recognition		15 months
2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award number of shares available for grant				49,305,537
Share based compensation by share based award options granted during the period shares	49,305,537
Share based compensation by share based award options excercised during the period weighted average exercise price | £ / shares			£ 0.0001		£ 0.0001
Share based compensation by share based award vesting period	5 years
Share based compensation by share based award weighted average fair value of options granted during the period | $ / shares	$ 10
Share based compensation by share based award aggregate fair value of options vested during the period | $	$ 8,725,218
Number of share options Exercised	0
Share based compensation by share based award cost not yet recognized amount | $				$ 7,000,000
Share based compensation by share based award cost not yet recognized period for recognition	19 months
DBLP Sea Cow Limited [Member] | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		27,246,461
DBLP Sea Cow Limited [Member] | 2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	25,000,000
Share based compensation by share based award options granted during the period shares	49,305,537
Advisor [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		5,000,000
Advisor [Member] | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		5,000,000
Share options [Member] | 2022 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period		5 years
Share options [Member] | 2023 LTIP [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award vesting period	1 year